Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Target Asset Allocations

Pension Plan Assets	Target
Equity	25%
Fixed Income	59%
Other Investments	15%
Cash and Cash Equivalents	1%

OPEB Plans Assets	Target
Equity	65%
Fixed Income	33%
Cash and Cash Equivalents	2%

Basic and Diluted EPS Calculations

	Years Ended December 31,
	2015		2014		2013
	(in millions, except per share data)
		$/share		$/share		$/share
Income from Continuing Operations	$1,768.6		$1,590.5		$1,473.9
Less: Net Income Attributable to Noncontrolling Interests	5.2		4.2		3.7
Earnings Attributable to AEP Common Shareholders from Continuing Operations	$1,763.4		$1,586.3		$1,470.2

Weighted Average Number of Basic Shares Outstanding	490.3	$3.59	488.6	$3.24	486.6	$3.02
Weighted Average Dilutive Effect of Restricted Stock Units	0.3	—	0.3	—	0.4	—
Weighted Average Number of Diluted Shares Outstanding	490.6	$3.59	488.9	$3.24	487.0	$3.02

Supplementary Information

	Years Ended December 31,
Related Party Transactions	2015	2014	2013
	(in millions)
AEP Revenues – Other Revenues:
OVEC – Barging and Other Transportation Services (a)	$0.1	$24.0	$20.9
AEP Expenses – Purchased Electricity for Resale:
OVEC	241.7	268.5	289.2

(a) AEP did not ship coal to OVEC in 2015.

	Years Ended December 31,
Cash Flow Information	2015	2014	2013
	(in millions)
Cash Paid (Received) for:
Interest, Net of Capitalized Amounts	$857.2	$838.5	$882.1
Income Taxes	120.2	117.3	(54.8)
Noncash Investing and Financing Activities:
Acquisitions Under Capital Leases	150.2	135.1	181.6
Construction Expenditures Included in Current Liabilities as of December 31,	741.4	559.3	492.4
Construction Expenditures Included in Noncurrent Liabilities as of December 31,	51.6	—	—
Construction Expenditures Included in Noncurrent Assets as of December 31,	10.5	—	—
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	37.9	44.5	—
Expected Reimbursement for Spent Nuclear Fuel Dry Cask Storage	2.2	3.4	4.4

2015

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,674.3	$385.6	$193.5	$184.4	$108.6	$190.7
Amortization of Certain Securitized Assets	318.9	—	—	43.3	—	—
Amortization of Regulatory Assets and Liabilities	16.5	3.2	4.9	(10.2)	8.9	1.3
Total Depreciation and Amortization	$2,009.7	$388.8	$198.4	$217.5	$117.5	$192.0

2014

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,573.7	$383.3	$199.3	$188.3	$99.7	$183.2
Amortization of Certain Securitized Assets	310.4	—	—	43.5	—	—
Amortization of Regulatory Assets and Liabilities	13.5	17.6	0.9	(18.1)	1.3	1.9
Total Depreciation and Amortization	$1,897.6	$400.9	$200.2	$213.7	$101.0	$185.1

2013

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,441.4	$334.2	$175.8	$358.0	$94.6	$177.3
Amortization of Certain Securitized Assets	248.2	—	—	20.0	—	—
Amortization of Regulatory Assets and Liabilities	22.9	8.4	1.9	4.6	1.1	1.9
Total Depreciation and Amortization	$1,712.5	$342.6	$177.7	$382.6	$95.7	$179.2

Appalachian Power Co [Member]
Target Asset Allocations

Pension Plan Assets	Target
Equity	25%
Fixed Income	59%
Other Investments	15%
Cash and Cash Equivalents	1%

OPEB Plans Assets	Target
Equity	65%
Fixed Income	33%
Cash and Cash Equivalents	2%

Supplementary Information

2015

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,674.3	$385.6	$193.5	$184.4	$108.6	$190.7
Amortization of Certain Securitized Assets	318.9	—	—	43.3	—	—
Amortization of Regulatory Assets and Liabilities	16.5	3.2	4.9	(10.2)	8.9	1.3
Total Depreciation and Amortization	$2,009.7	$388.8	$198.4	$217.5	$117.5	$192.0

2014

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,573.7	$383.3	$199.3	$188.3	$99.7	$183.2
Amortization of Certain Securitized Assets	310.4	—	—	43.5	—	—
Amortization of Regulatory Assets and Liabilities	13.5	17.6	0.9	(18.1)	1.3	1.9
Total Depreciation and Amortization	$1,897.6	$400.9	$200.2	$213.7	$101.0	$185.1

2013

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,441.4	$334.2	$175.8	$358.0	$94.6	$177.3
Amortization of Certain Securitized Assets	248.2	—	—	20.0	—	—
Amortization of Regulatory Assets and Liabilities	22.9	8.4	1.9	4.6	1.1	1.9
Total Depreciation and Amortization	$1,712.5	$342.6	$177.7	$382.6	$95.7	$179.2

Indiana Michigan Power Co [Member]
Target Asset Allocations

Pension Plan Assets	Target
Equity	25%
Fixed Income	59%
Other Investments	15%
Cash and Cash Equivalents	1%

OPEB Plans Assets	Target
Equity	65%
Fixed Income	33%
Cash and Cash Equivalents	2%

Supplementary Information

2015

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,674.3	$385.6	$193.5	$184.4	$108.6	$190.7
Amortization of Certain Securitized Assets	318.9	—	—	43.3	—	—
Amortization of Regulatory Assets and Liabilities	16.5	3.2	4.9	(10.2)	8.9	1.3
Total Depreciation and Amortization	$2,009.7	$388.8	$198.4	$217.5	$117.5	$192.0

2014

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,573.7	$383.3	$199.3	$188.3	$99.7	$183.2
Amortization of Certain Securitized Assets	310.4	—	—	43.5	—	—
Amortization of Regulatory Assets and Liabilities	13.5	17.6	0.9	(18.1)	1.3	1.9
Total Depreciation and Amortization	$1,897.6	$400.9	$200.2	$213.7	$101.0	$185.1

2013

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,441.4	$334.2	$175.8	$358.0	$94.6	$177.3
Amortization of Certain Securitized Assets	248.2	—	—	20.0	—	—
Amortization of Regulatory Assets and Liabilities	22.9	8.4	1.9	4.6	1.1	1.9
Total Depreciation and Amortization	$1,712.5	$342.6	$177.7	$382.6	$95.7	$179.2

Ohio Power Co [Member]
Target Asset Allocations

Pension Plan Assets	Target
Equity	25%
Fixed Income	59%
Other Investments	15%
Cash and Cash Equivalents	1%

OPEB Plans Assets	Target
Equity	65%
Fixed Income	33%
Cash and Cash Equivalents	2%

Supplementary Information

2015

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,674.3	$385.6	$193.5	$184.4	$108.6	$190.7
Amortization of Certain Securitized Assets	318.9	—	—	43.3	—	—
Amortization of Regulatory Assets and Liabilities	16.5	3.2	4.9	(10.2)	8.9	1.3
Total Depreciation and Amortization	$2,009.7	$388.8	$198.4	$217.5	$117.5	$192.0

2014

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,573.7	$383.3	$199.3	$188.3	$99.7	$183.2
Amortization of Certain Securitized Assets	310.4	—	—	43.5	—	—
Amortization of Regulatory Assets and Liabilities	13.5	17.6	0.9	(18.1)	1.3	1.9
Total Depreciation and Amortization	$1,897.6	$400.9	$200.2	$213.7	$101.0	$185.1

2013

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,441.4	$334.2	$175.8	$358.0	$94.6	$177.3
Amortization of Certain Securitized Assets	248.2	—	—	20.0	—	—
Amortization of Regulatory Assets and Liabilities	22.9	8.4	1.9	4.6	1.1	1.9
Total Depreciation and Amortization	$1,712.5	$342.6	$177.7	$382.6	$95.7	$179.2

Public Service Co Of Oklahoma [Member]
Target Asset Allocations

Pension Plan Assets	Target
Equity	25%
Fixed Income	59%
Other Investments	15%
Cash and Cash Equivalents	1%

OPEB Plans Assets	Target
Equity	65%
Fixed Income	33%
Cash and Cash Equivalents	2%

Supplementary Information

2015

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,674.3	$385.6	$193.5	$184.4	$108.6	$190.7
Amortization of Certain Securitized Assets	318.9	—	—	43.3	—	—
Amortization of Regulatory Assets and Liabilities	16.5	3.2	4.9	(10.2)	8.9	1.3
Total Depreciation and Amortization	$2,009.7	$388.8	$198.4	$217.5	$117.5	$192.0

2014

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,573.7	$383.3	$199.3	$188.3	$99.7	$183.2
Amortization of Certain Securitized Assets	310.4	—	—	43.5	—	—
Amortization of Regulatory Assets and Liabilities	13.5	17.6	0.9	(18.1)	1.3	1.9
Total Depreciation and Amortization	$1,897.6	$400.9	$200.2	$213.7	$101.0	$185.1

2013

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,441.4	$334.2	$175.8	$358.0	$94.6	$177.3
Amortization of Certain Securitized Assets	248.2	—	—	20.0	—	—
Amortization of Regulatory Assets and Liabilities	22.9	8.4	1.9	4.6	1.1	1.9
Total Depreciation and Amortization	$1,712.5	$342.6	$177.7	$382.6	$95.7	$179.2

Southwestern Electric Power Co [Member]
Target Asset Allocations

Pension Plan Assets	Target
Equity	25%
Fixed Income	59%
Other Investments	15%
Cash and Cash Equivalents	1%

OPEB Plans Assets	Target
Equity	65%
Fixed Income	33%
Cash and Cash Equivalents	2%

Supplementary Information

2015

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,674.3	$385.6	$193.5	$184.4	$108.6	$190.7
Amortization of Certain Securitized Assets	318.9	—	—	43.3	—	—
Amortization of Regulatory Assets and Liabilities	16.5	3.2	4.9	(10.2)	8.9	1.3
Total Depreciation and Amortization	$2,009.7	$388.8	$198.4	$217.5	$117.5	$192.0

2014

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,573.7	$383.3	$199.3	$188.3	$99.7	$183.2
Amortization of Certain Securitized Assets	310.4	—	—	43.5	—	—
Amortization of Regulatory Assets and Liabilities	13.5	17.6	0.9	(18.1)	1.3	1.9
Total Depreciation and Amortization	$1,897.6	$400.9	$200.2	$213.7	$101.0	$185.1

2013

Depreciation and Amortization	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,441.4	$334.2	$175.8	$358.0	$94.6	$177.3
Amortization of Certain Securitized Assets	248.2	—	—	20.0	—	—
Amortization of Regulatory Assets and Liabilities	22.9	8.4	1.9	4.6	1.1	1.9
Total Depreciation and Amortization	$1,712.5	$342.6	$177.7	$382.6	$95.7	$179.2